CONTINGENCIES	12 Months Ended
Dec. 31, 2015
Loss Contingency [Abstract]
Contingencies Disclosure [Text Block]
28.	CONTINGENCIES

Imposition of Countervailing Duties

On July 28, 2015, the U.S. Department of Commerce (DOC) issued its Preliminary Determination to impose countervailing duties on Canadian imports of supercalendered paper (SC Paper) from Catalyst Paper and three other Canadian SC paper producers. Catalyst was assigned an “all-others” countervailing duty rate of 11.19%, the simple average of the preliminary rates assigned to Port Hawkesbury Paper and Resolute Forest Products.

On October 13, 2015, the DOC issued its final determination to impose countervailing duties on Canadian imports of SC Paper, assigning a final “all-others” rate of 18.85% based on a weighted average of the final rates assigned to Port Hawkesbury Paper and Resolute Forest Products, the two companies for whom individual investigations were conducted. Based on our current sales mix, the duty has been imposed on approximately 4% of our total sales.

On November 18, 2015, the U.S. International Trade Commission (ITC) reached an affirmative determination on the countervailing duties, and on December 10, 2015, the DOC issued its final countervailing duty order. On December 15, 2015, the company filed a request for the DOC to initiate an expedited review pursuant to which the DOC would examine the countervailing duty order on SC Paper specifically with respect to Catalyst. On February 8, 2016, the DOC published its notice initiating the requested expedited review. On February 16, 2016, the petitioners filed additional subsidy allegations against Catalyst.  It is not yet determined whether the DOC will permit such additional allegations to become part of the expedited review at this stage of the process.

Two Lawsuits Filed by Halalt First Nation

On January 22, 2016, Catalyst Paper was served with two Notices of Civil Claim by the Halalt First Nation and its business partners. The company and intends to vigorously defend itself against both claims. The first claim, filed jointly by the Halalt, Sunvault Energy Inc. and Aboriginal Power Corp. alleges that the company disclosed certain confidential information pertaining to a proposed anaerobic digester facility in breach of a confidentiality agreement. The plaintiffs are seeking, among other things, approximately $100 million in damages from Catalyst in connection with the alleged breach of contract and a permanent injunction restraining Catalyst Paper from constructing, owning or operating an anaerobic digester facility. The second claim, filed by the Halalt and its members, alleges that the company illegally trespassed on, and caused damages to, the Halalt’s asserted territories and fisheries resources through the operation of its Crofton Mill since 1957. The Halalt is seeking an interim and permanent injunction restraining the company from conducting its operations at the Crofton Mill and are also seeking approximately $2 billion in damages.

Charges Laid Pertaining to Powell River Effluent Releases

On March 12, 2015, charges were laid against us by Environment Canada following two separate incidents that took place at the company’s Powell River operations in September 2012. Both unrelated incidents were caused by unforeseen power failures which led to releases of cooling water and effluent, generally consisting of untreated waste water containing organic matter such as pulverized wood fibres. On December 8, 2015, Catalyst Paper and the Federal Crown made a joint recommendation to the Court pursuant to which Catalyst pleaded guilty to three counts, two related to deposits that occurred in 2012 and one in relation to a failure to take legally required samples when there was a potential deposit in 2014. In addition, the recommendation required us to pay a $15,000 fine, and a further payment of $185,000 to the Environmental Damages Fund. The Court accepted the recommendation and directed that funds be allocated by the Environmental Damages Fund for salmon habitat restoration, protection or enhancement in British Columbia.

Appeal of Sales Tax Ruling

On October 21, 2015, Catalyst sought leave to appeal at the Supreme Court of Canada the judgment of the BC Court of Appeal made February 4, 2015 with respect to Catalyst’s action against the Province of British Columbia involving a reassessment of the amount of sales tax payable under the Social Services Tax Act on electricity purchased from Powell River Energy Inc. in 2001 through 2010. This application is still in process.